Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable

As of September 30, 2017 and December 31, 2016, the Company had the following convertible notes outstanding:

	September 30, 2017		December 31, 2016
	Principal (net)	Accrued Interest	Principal (net)	Accrued Interest
July and August 2012 $1,060,000 Notes convertible into common stock at $4.60 per share, 12% interest, due December 2013 and January 2014, respectively	$45,000	$27,861	$95,000	50,365
May through October 2015 $605,000 Notes convertible into preferred stock at $1 per share, 8-10% interest, due September 30, 2015	-	17,341	-	17,341
October through December 2015 $613,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016, net of debt discount of $0 and $560,913, respectively	-	5,953	-	5,953
January through March 2016 $345,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016	-	696	-	696
November 2016 $979,162 Notes convertible into common stock at a variable conversion price, 10% interest, due May 2017, net of debt discounts of $0 and $540,720, respectively	-	-	438,442	12,397
January and March 2017 $335,838 Notes convertible into common stock at a variable conversion price, 10% interest, due May 2017, net of debt discounts of $0 and $0, respectively	-	-	-	-
May 2017 $2,378,155 Notes convertible into common stock after December 15, 2017 at a $0.20 conversion price (subject to adjustment), 7.5% interest, due May 2018, net of debt discounts of $933,417 and $0, respectively	1,444,738	178,304	-	-
May 2017 $648,039 Notes convertible into common stock after December 15, 2017 at a $0.12 conversion price (subject to adjustment), 7.5% interest, due May 2018, net of debt discounts of $252,412 and $0, respectively	395,627	52,831	-	-
May 2017 $110,312 Notes convertible after December 31, 2017 into common stock at a $0.13 conversion price (subject to adjustment), 7.5% interest, due May 2018, net of debt discounts of $42,976 and $0, respectively	67,336	15,773	-	-
Penalties on notes in default	6,575	-	11,066	-
Total Convertible Notes Payable, Net	$1,959,276	$298,759	$544,508	$86,752

As of December 31, 2016, and 2015, the Company had the following convertible notes outstanding:

	December 31, 2016		December 31, 2015
	Principal (net)	Accrued Interest	Principal (net)	Accrued Interest
July and August 2012 $1,060,000 Notes convertible into common stock at $4.60 per share, 12% interest, due December 2013 and January 2014	$95,000	$50,365	$165,000	69,712
January 2014 $50,000 Note convertible into common stock at a variable conversion price, 8% interest, due January 2015	-	-	50,000	7,682
January 2014 $55,500 Note convertible into common stock at a variable conversion price, 10% interest, due October 2014	-	-	10,990	5,457
February 2014 $46,080 Note convertible into common stock at a variable conversion price, 10% interest, due February 2015	-	-	-	2,358
February 2014 $27,800 Note convertible into common stock at a variable conversion price, 10% one-time interest, due February 2015	-	-	20,000	-
March 2014 $50,000 Note convertible into common stock at a variable conversion price, 10% interest, due March 2015	-	-	36,961	6,572
March 2014 $165,000 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	61,301	24,109
April 2014 $32,000 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	22,042	3,034
April 2014 $46,080 Note convertible into common stock at a variable conversion price, 10% interest due April 2015	-	-	5,419	4,608
May 2014 $55,000 Note convertible into common stock at a variable conversion price, 12% interest, due May 2015	-	-	25,000	1,836
June 2014 $28,800 Note convertible into common stock at a variable conversion price, 10% interest due June 2015	-	-	28,800	2,880
June 2014 $40,000 Note convertible into common stock at a variable conversion price, 10% interest, due June 2015	-	-	40,000	6,049
June 2014 $40,000 Note convertible into common stock at a variable conversion price, 10% interest, due June 2015	-	-	38,689	5,851
June 2014 $56,092 Note convertible into common stock at a variable conversion price, 16% interest, due July 2015	-	-	56,092	13,462
July 2014 $37,500 Note convertible into common stock at a variable conversion price, 12% interest, due July 2015	-	-	37,015	6,377
August 2014 $36,750 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	36,750	5,538
August 2014 $33,500 Note convertible into common stock at a variable conversion price, 4% interest, due February 2015	-	-	33,500	-
September 2014 $37,500 Note convertible into common stock at a variable conversion price, 12% interest, due September 2015	-	-	36,263	5,576
May through October 2015 $605,000 Notes convertible into preferred stock at $1 per share, 8-10% interest, due September 30, 2015	-	17,341	-	18,264
October through December 2015 $613,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016, net of debt discount of $0 and $560,913, respectively	-	5,953	52,087	2,519
January through March 2016 $345,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016	-	696	-	-
November 2016 $979,162 Notes convertible into common stock at a variable conversion price, 10% interest, due May 2017, net of debt discounts of $540,720 and $0, respectively	438,442	12,397	-	-
Penalties on notes in default	11,066	-	1,032,475	-
Total Convertible Notes Payable, Net	$544,508	$86,752	$1,788,384	$191,884